Financial instruments recognized in the statement of financial position and related effect on the income statement	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments recognized in the statement of financial position and related effect on the income statement	Financial instruments recognized in the statement of financial position and related effect on the income statement
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of June 30, 2025	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized cost (2)	Fair value
Financial assets
Non-current financial assets	10,390	10,390	—	10,390
Trade receivables and others	16,987	—	16,987	16,987
Short-term investments	6,323	6,323	—	6,323
Cash and cash equivalents	53,704	53,704	—	53,704
Total financial assets	87,404	70,417	16,987	87,404
Financial liabilities
Financial liabilities—non-current portion	18,095	—	18,095	18,095
Financial liabilities—current portion	8,934	—	8,934	8,934
Trade payables and others	12,041	—	12,041	12,041
Total financial liabilities	39,070	—	39,070	39,070

As of December 31, 2024	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized Cost (2)	Fair value
Financial assets
Non-current financial assets	10,281	10,281	—	10,281
Trade receivables and others	14,300	—	14,300	14,300
Short-term investments	14,374	14,374	—	14,374
Cash and cash equivalents	66,396	66,396	—	66,396
Total financial assets	105,351	91,051	14,300	105,351
Financial liabilities
Financial liabilities—non-current portion	22,286	—	22,286	22,286
Financial liabilities—current portion	8,709	—	8,709	8,709
Trade payables and others	16,007	—	16,007	16,007
Total financial liabilities	47,002	—	47,002	47,002

(1) The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.

(2) The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
In accordance with IFRS 7 and IFRS 13, financial instruments are presented in three categories based on a hierarchy of methods used to determine fair value:

Level 1: fair value determined based on quoted prices in active markets for assets or liabilities;

Level 2: fair value determined on the observable database for the asset or liability concerned either directly or indirectly;
Level 3: fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.